Property, plant and equipment, net (Narrative) (Details) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended					6 Months Ended
	Mar. 31, 2012 CNY	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Sep. 30, 2011 CNY	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY
Property, plant and equipment, net [Abstract]
Payments for assets recorded under construction-in-progress	25,000			$ 11,934	75,000
Purchase price of the property and land use right				15,911	100,000
Construction-in-progress transferred to buildings							5,976	37,556
Depreciation expense		1,139	7,160			5,963	2,216	13,926	11,912
Carrying value of buildings collateralized for loans	128,890	19,915	125,164				19,915	125,164
Bank loan	45,000	$ 7,956	50,000				$ 7,956	50,000